--------------------------------------------------------------------------------
                                   SEMIANNUAL REPORT, September 30, 1995
                                       AMERICAN GAS INDEX FUND, INC.
[LOGO OF RUSHMORE             4922 Fairmont Avenue, Bethesda, Maryland 20814
APPEARS HERE]                          (800) 622-1386 (301) 657-1510
--------------------------------------------------------------------------------
-----------TOP FIVE PERFORMERS-----------------

(Price Change: March 31, 1995 - Sept. 30, 1995)
  NorAm Energy Corp.                    31.00%
  Public Service Co. of New Mexico      30.38%
  The Columbia Gas System, Inc.         30.38%
  Washington Energy Co.                 28.04%
  Williams Companies, Inc.              27.35%

-----------------------------------------------
----------BOTTOM FIVE PERFORMERS---------------

(Price Change: March 31, 1995 - Sept. 30, 1995)
  Delta Natural Gas Co., Inc.          -13.70%
  Citizen's Utilities Co., Series B    -12.87%
  Southwestern Energy Co.              - 9.17%
  Energen Corp.                        - 4.92%
  Niagara Mohawk Power Corp.           - 4.55%

-----------------------------------------------
Dear Shareholders:

The total return to investors in the American Gas Index Fund, Inc. for the six months ended September 30, 1995, was 11.1%. Net asset value increased by 8.9% and the income yield was 2.2%. This advance was broad based, as eighty percent of the Fund's holdings increased in value, including nine of the ten largest holdings. The Fund's strong performance did not match the advances in the broad based Dow Jones Industrial, S&P 500 and Dow Jones Utility Averages, which rebounded from the 1994 sell-off of electric utility stocks.

During the six month period there were no additions to the Fund's portfolio, but several minor holdings were eliminated. As of September 30, 1995, the mar-ket value of diversified/integrated companies represented 30% of the Fund's stock holdings. Distribution companies (natural gas utilities) were 25%, and combination gas and electric utilities represented 22%. Transmis-sion companies (pipelines) accounted for 23%.

Several developments during the period indicate that the natural gas transmis-sion and distribution companies are well positioned to meet the increasing com-petition in the energy markets. The Department of Energy reported an increase in natural gas reserves. This information combined with increased deliverability of supplies from Canada is helping to lay to rest any concerns about shortages and price spikes. In addition, with normal weather and economic


[BAR CHART APPEARS HERE]

American Gas Index Fund           11.11%
DJ Industrials                    16.40%
DJ Utilities                      17.22%
S&P 500                           14.87%

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activity, 1995 should be the ninth year of increased natural gas consumption.
The restructuring of the electric utility industry is providing new opportunities for natural gas distribution and pipeline companies in mergers, acquisitions, energy marketing and new business ventures. The Fund's healthy performance during the past six months reflects the stock market's assessment of these events and the optimism of many gas industry analysts.

We look forward to future growth in the value of the Fund and your continued participation.

Sincerely,

/s/ Richard J. Garvey

Richard J. Garvey
Chairman
American Gas Index Fund, Inc.


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AMERICAN GAS INDEX FUND, INC.

                            STATEMENT OF NET ASSETS

                               SEPTEMBER 30, 1995

                                                         MARKET VALUE PERCENT OF
                 COMMON STOCKS                   SHARES    (NOTE 1)   NET ASSETS
                 -------------                   ------- ------------ ----------
Panhandle Eastern Corp. ........................ 360,000 $  9,810,000   5.22%
Williams Companies, Inc. ....................... 250,000    9,750,000   5.19%
Pacific Gas and Electric Co. ................... 305,000    9,111,875   4.85%
Consolidated Natural Gas Co. ................... 220,000    8,882,500   4.73%
Enron Corp. .................................... 260,000    8,710,000   4.64%
Occidental Petroleum Corp. ..................... 385,000    8,470,000   4.51%
Tenneco, Inc. .................................. 170,000    7,862,500   4.19%
Pacific Enterprises............................. 270,000    6,783,750   3.61%
The Coastal Corp. .............................. 200,000    6,725,000   3.58%
The Columbia Gas System, Inc.*.................. 145,000    5,600,625   2.98%
Sonat, Inc. .................................... 140,000    4,480,000   2.39%
NICOR, Inc. .................................... 160,000    4,360,000   2.32%
NorAm Energy Corp. ............................. 450,000    3,543,750   1.89%
Atlanta Gas Light Co. ..........................  90,000    3,476,250   1.85%
MCN Corp. ...................................... 175,000    3,456,250   1.84%
Brooklyn Union Gas Co. ......................... 136,700    3,366,237   1.79%
El Paso Natural Gas Co. ........................ 115,000    3,162,500   1.68%
Peoples Energy Corp. ........................... 110,000    3,025,000   1.61%
Questar Corp. ..................................  90,000    2,891,250   1.54%
Washington Gas Light Co. ....................... 145,000    2,881,875   1.53%
Public Service Enterprise Group, Inc. ..........  95,000    2,826,250   1.51%
National Fuel Gas Co. ..........................  95,000    2,731,250   1.45%
Consolidated Edison Co. of New York, Inc. ......  85,000    2,581,875   1.38%
Equitable Resources, Inc. ......................  70,000    2,065,000   1.10%
ONEOK, Inc. ....................................  85,000    1,976,250   1.06%
CMS Energy Corp. ...............................  75,000    1,968,750   1.05%
Piedmont Natural Gas Co., Inc. .................  97,500    1,950,000   1.04%
NIPSCO Industries, Inc. ........................  55,000    1,918,125   1.02%
ENSERCH Corp. .................................. 105,000    1,732,500   0.92%
Indiana Energy, Inc. ...........................  80,000    1,730,000   0.92%
Public Service Co. of Colorado..................  50,000    1,712,500   0.91%
KN Energy, Inc. ................................  61,400    1,673,150   0.89%
WICOR, Inc. ....................................  55,000    1,663,750   0.89%
PECO Energy Co. ................................  55,000    1,574,375   0.84%
Northwest Natural Gas Co. ......................  50,000    1,550,000   0.83%
Eastern Enterprises.............................  45,000    1,445,625   0.77%
Utilicorp United, Inc. .........................  50,000    1,406,250   0.75%
Baltimore Gas & Electric Co. ...................  50,000    1,293,750   0.69%
New Jersey Resources Corp. .....................  50,000    1,293,750   0.69%
Washington Energy Co. ..........................  75,000    1,284,375   0.68%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AMERICAN GAS INDEX FUND, INC.

                      STATEMENT OF NET ASSETS--(CONTINUED)

                                                         MARKET VALUE PERCENT OF
                  COMMON STOCKS                   SHARES   (NOTE 1)   NET ASSETS
                  -------------                   ------ ------------ ----------
Cinergy Corp. ................................... 45,000 $  1,254,375   0.67%
Bay State Gas Co. ............................... 50,000    1,212,500   0.65%
San Diego Gas and Electric Co. .................. 50,000    1,156,250   0.62%
Atmos Energy Corp. .............................. 57,500    1,114,062   0.59%
MDU Resources Group, Inc. ....................... 31,500    1,004,062   0.53%
Wisconsin Energy Corp. .......................... 35,000      988,750   0.53%
Public Service Co. of North Carolina............. 60,000      967,500   0.52%
Western Resources, Inc. ......................... 27,500      897,187   0.48%
SCANA Corp. ..................................... 35,000      840,000   0.45%
MidAmerican Energy Co. .......................... 53,000      814,875   0.43%
Northern States Power Co. ....................... 17,500      794,063   0.42%
Yankee Energy System, Inc. ...................... 35,000      752,500   0.40%
Southern Union Co.* ............................. 40,000      745,000   0.40%
South Jersey Industries, Inc. ................... 35,000      739,375   0.39%
Niagara Mohawk Power Corp. ...................... 55,000      721,875   0.38%
Connecticut Natural Gas Corp. ................... 32,500      719,063   0.38%
The Montana Power Co. ........................... 30,000      693,750   0.37%
Rochester Gas and Electric Corp. ................ 28,000      661,500   0.35%
Energen Corp. ................................... 30,000      652,500   0.35%
UGI Corp. ....................................... 30,000      618,750   0.33%
Illinova Corp. .................................. 22,500      610,313   0.33%
Public Service Co. of New Mexico................. 37,000      605,875   0.32%
Long Island Lighting Co. ........................ 35,000      603,750   0.32%
L G & E Energy Corp. ............................ 15,000      601,875   0.32%
Colonial Gas Co. ................................ 30,000      600,000   0.32%
Connecticut Energy Corp. ........................ 30,000      581,250   0.31%
DPL, Inc. ....................................... 25,000      578,125   0.31%
United Cities Gas Co. ........................... 35,000      577,500   0.31%
New York State Electric and Gas Corp. ........... 20,000      525,000   0.28%
Seagull Energy Corp.* ........................... 25,000      506,250   0.27%
North Carolina Natural Gas Corp. ................ 22,500      500,625   0.27%
NUI Corp. ....................................... 30,000      498,750   0.27%
Cascade Natural Gas Corp. ....................... 32,500      487,500   0.26%
Tejas Power Corp. ............................... 50,000      475,000   0.25%
Southwest Gas Corp. ............................. 30,000      468,750   0.25%
WPS Resources Corp. ............................. 15,000      455,625   0.24%
Commonwealth Energy System....................... 10,500      455,438   0.24%
Southwestern Energy Co. ......................... 30,000      408,750   0.22%
Orange & Rockland Utilities, Inc. ............... 10,000      356,250   0.19%
Fall River Gas Co. .............................. 14,500      348,000   0.19%
Delmarva Power & Light Co. ...................... 15,000      343,125   0.18%
Providence Energy Corp. ......................... 20,000      320,000   0.17%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AMERICAN GAS INDEX FUND, INC.

                      STATEMENT OF NET ASSETS--(CONTINUED)

                                                        MARKET VALUE PERCENT OF
                 COMMON STOCKS                   SHARES   (NOTE 1)   NET ASSETS
                 -------------                   ------ ------------ ----------
WPL Holdings, Inc. ............................. 10,000 $    292,500    0.16%
Pennsylvania Enterprises, Inc. .................  8,000      276,000    0.15%
IES Industries, Inc. ........................... 10,000      266,250    0.14%
Amoco Corp. ....................................  4,000      256,500    0.14%
Mobile Gas Service Corp. ....................... 12,000      252,000    0.13%
Southern Indiana Gas and Electric Co. ..........  7,000      235,375    0.13%
Central Hudson Gas & Electric Corp. ............  7,500      228,750    0.12%
EnergyNorth, Inc. .............................. 12,500      210,937    0.11%
Sierra Pacific Resources........................  8,000      183,000    0.10%
Essex County Gas Co. ...........................  7,000      175,000    0.09%
Corning Natural Gas Corp. ......................  7,000      173,250    0.09%
Chesapeake Utilities Corp. ..................... 12,000      168,000    0.09%
Citizens Utilities Co., Series B................ 15,000      165,000    0.09%
Valley Resources, Inc. ......................... 15,000      161,250    0.09%
Roanoke Gas Co. ................................ 10,000      150,000    0.08%
Entergy Corp. ..................................  5,000      130,625    0.07%
Delta Natural Gas Co., Inc. ....................  7,500      118,125    0.06%
Northwestern Public Service Co. ................  4,000      102,000    0.05%
The Berkshire Gas Co. ..........................  6,500       97,500    0.05%
Chevron Corp. ..................................  2,000       97,250    0.05%
Energy West, Inc. ..............................  7,500       61,875    0.03%
Wisconsin Fuel & Light Co. .....................  1,092       41,497    0.02%
Minnesota Power & Light Co.  ...................  1,000       27,875    0.01%
Gulfside Industries*............................ 25,000        1,750    0.01%
                                                        ------------  -------
  Total Common Stocks (Cost $152,938,743).......         184,854,884   98.45%
                                                        ------------  -------
  Repurchase Agreements
   With Paine Webber at 6.15%, dated 9/29/95,
   due 10/2/95, collaterized by U.S. Treasury
   Notes, due 2/28/97 (Cost $2,714,500).........           2,714,500    1.45%
                                                        ------------  -------
  Total Investments (Cost $155,653,243).........         187,569,384   99.90%
  Other Assets Less Liabilities.................             182,770    0.10%
                                                        ------------  -------
  Net Assets (Note 6)...........................        $187,752,154  100.00%
                                                        ============  =======
  Net Asset Value Per Share (Based on 15,487,676
   Shares Outstanding)..........................              $12.12
                                                        ============

                             *Non-income producing.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AMERICAN GAS INDEX FUND, INC.

                            STATEMENT OF OPERATIONS

                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME (Note 1)
  Dividends........................................................ $ 4,472,435
  Interest.........................................................      78,439
                                                                    -----------
    Total Investment Income........................................   4,550,874
                                                                    -----------
EXPENSES
  Investment Advisory Fee (Note 2).................................     378,729
  Accounting and Administrative Service Fee (Note 2)...............     331,388
  Administrative Fee (Note 2)......................................      94,682
                                                                    -----------
    Total Expenses.................................................     804,799
                                                                    -----------
NET INVESTMENT INCOME..............................................   3,746,075
                                                                    -----------
Net Realized Loss on Investments...................................  (3,023,029)
Net Change in Unrealized Appreciation of Investments (Note 5)......  19,155,954
                                                                    -----------
NET GAIN ON INVESTMENTS............................................  16,132,925
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............... $19,879,000
                                                                    ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AMERICAN GAS INDEX FUND, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                     FOR THE SIX MONTHS ENDED SEPTEMBER 30,

                                                        1995          1994
                                                    ------------  ------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income............................ $  3,746,075  $  3,818,345
  Net Realized Loss on Investments.................   (3,023,029)   (5,073,405)
  Net Change in Unrealized Appreciation of
   Investments.....................................   19,155,954     1,214,567
                                                    ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations.................................   19,879,000       (40,493)
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)..............   (3,797,575)   (3,788,874)
  From Realized Gain on Investments................          --            --
FROM SHARE TRANSACTIONS (Note 4)...................  (16,873,174)  (13,121,318)
                                                    ------------  ------------
  Net Decrease in Net Assets.......................     (791,749)  (16,950,685)
NET ASSETS--Beginning of Period....................  188,543,903   209,036,416
                                                    ------------  ------------
NET ASSETS--End of Period.......................... $187,752,154  $192,085,731
                                                    ============  ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AMERICAN GAS INDEX FUND, INC.

                              FINANCIAL HIGHLIGHTS

                              FOR THE SIX
                             MONTHS ENDED   FOR THE YEAR ENDED MARCH 31,
                             SEPTEMBER 30, -----------------------------------
                                 1995       1995     1994      1993     1992
                             ------------- -------  -------   -------  -------
Per Share Operating
 Performance:
  Net Asset Value--Beginning
   of Period................    $ 11.13    $ 11.08  $ 12.17   $  9.45  $ 10.20
                                -------    -------  -------   -------  -------
  Net Investment Income.....      0.231      0.440    0.410     0.407    0.472
  Net Realized and
   Unrealized Gains (Losses)
   on Securities............      0.993      0.050   (1.031)    2.853   (0.758)
                                -------    -------  -------   -------  -------
  Net Increase (Decrease) in
   Net Asset Value Resulting
   from Operations..........      1.224      0.490   (0.621)    3.260   (0.286)
  Dividends to Shareholders.     (0.234)    (0.440)  (0.406)   (0.410)  (0.464)
  Distributions to
   Shareholders from Net
   Realized Capital Gain....        --         --    (0.063)   (0.130)     --
                                -------    -------  -------   -------  -------
  Net Increase (Decrease) in
   Net Asset Value..........       0.99       0.05    (1.09)     2.72    (0.75)
                                -------    -------  -------   -------  -------
  Net Asset Value--End of
   Period...................    $ 12.12    $ 11.13  $ 11.08   $ 12.17  $  9.45
                                =======    =======  =======   =======  =======
Total Investment ReturnA....      11.11%      4.72%   (5.37)%   35.38%  (2.89)%
Ratios to Average Net
 Assets:
  Expenses Less
   Reimbursement from
   Adviser..................       0.85%B     0.85%    0.84%     0.85%    0.85%
  Expenses Before
   Reimbursement from
   Adviser..................       0.85%B     0.85%    0.84%     0.85%    0.87%
  Net Investment Income.....       3.96%B     4.04%    3.33%     3.82%    4.73%
Supplementary Data:
  Portfolio Turnover Rate...        3.3%       8.5%    11.4%     21.5%    30.2%
  Number of Shares
   Outstanding at End of
   Period (000's omitted)...     15,488     16,941   18,858    17,708   13,669

--------
A Total Investment Return for periods of less than one year are not annualized. B Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                         AMERICAN GAS INDEX FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

                              SEPTEMBER 30, 1995
1. SIGNIFICANT ACCOUNTING POLICIES

    American Gas Index Fund, Inc. ("Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The following is a summary of significant accounting policies which the Fund follows.

      (a) Securities listed on stock exchanges are valued at the last sales price of the applicable exchange. Over-the- Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Directors will value the Fund's securities in good faith.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

      (c) Net investment income is computed, and dividends are declared quarterly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally short-term capital gains are distributed quarterly and long-term capital gains, if any, are distributed annually.

      (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISORY AND SHAREHOLDER SERVICES

    Investment advisory and management services are provided by Money Management Associates, ("Adviser"). Under an agreement with the Adviser, the Fund pays a fee for such services at an annual rate of 0.40% of the average daily net assets of the Fund.

    Rushmore Trust and Savings, FSB ("Trust"), a majority owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and shareholder services to the Fund. In addition, the Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services the Trust receives an annual fee of 0.35% of the average daily net assets of the Fund.

    The American Gas Association, (A.G.A.), serves as administrator for the Fund. As administrator, A.G.A. calculates and maintains the Index and provides the Fund with information concerning the natural gas industry. For these services the Fund pays a fee at an annual rate of 0.10% of the average daily net assets of the Fund.

3. SECURITIES TRANSACTIONS

    For the six months ended September 30, 1995, purchases of securities were $6,096,733, and sales of securities were $20,200,268. These totals exclude short-term securities.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                         AMERICAN GAS INDEX FUND, INC.

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

4. SHARE TRANSACTIONS

    On September 30, 1995, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. Transactions in shares of the Fund for the six months ended September 30, 1995 were as follows:

                                                        Shares      Dollars
                                                      ----------  ------------
Shares Sold..........................................    818,487  $  9,538,177
Shares Issued in Reinvestment of Dividends...........    271,409     3,224,128
                                                      ----------  ------------
                                                       1,089,896    12,762,305
Shares Redeemed...................................... (2,543,470)  (29,635,479)
                                                      ----------  ------------
                                                      (1,453,574) $(16,873,174)
                                                      ==========  ============

5. NET UNREALIZED APPRECIATION OF INVESTMENTS

    As of September 30, 1995, net unrealized appreciation of investments for Federal income tax purposes was $29,513,912 of which $35,102,470 related to appreciated investments and $5,588,558 related to depreciated investments. At September 30, 1995 the cost of the Fund's securities for Federal income tax purposes was $158,055,472.

6. NET ASSETS

    At September 30, 1995 net assets consisted of the following:

Paid-in Capital................................................... $170,583,279
Net Unrealized Appreciation of Investments........................   31,916,141
Accumulated Realized Loss on Investments..........................  (14,839,696)
Undistributed Net Investment Income...............................       92,430
                                                                   ------------
NET ASSETS........................................................ $187,752,154
                                                                   ============

7. CAPITAL LOSS CARRYOVERS

    At March 31, 1995, for Federal income tax purposes, the Fund had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

Expires March 31,
-----------------
  2001.............................................................. $ 2,568,466
  2002.............................................................. $ 1,036,137
  2003.............................................................. $ 8,212,064
                                                                     -----------
    Total........................................................... $11,816,667
                                                                     ===========

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                                      10
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


                                                                        AMERICAN
                                                                             GAS
                                                                           INDEX
                                                                            FUND
--------------------------------------------------------------------------------
                                                               SEMIANNUAL REPORT
                                                              SEPTEMBER 30, 1995




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